Long-term Customer Financing and Sales Of Receivables (Proceeds Received From Non-Recourse Sales Of Accounts Receivable And Long-Term Receivables) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Customer Financing And Sales Of Receivables [Abstract]
Accounts receivable sales proceeds	$ 14	$ 12	$ 8
Long-term receivable sales proceeds	131	178	224
Total proceeds from receivables sales	$ 145	$ 190	$ 232